RECLAMATION OBLIGATIONS (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfReclamationObligationsLineItems [Line Items]
Current reclamation obligations	$ 877	$ 819	$ 1,088
Noncurrent reclamation obligations	29,187	27,690	27,060
Total reclamation obligations	30,064	28,509	28,148
Elliot Lake
DisclosureOfReclamationObligationsLineItems [Line Items]
Total reclamation obligations	17,205	16,771	16,742
McClean And Midwest Joint Ventures
DisclosureOfReclamationObligationsLineItems [Line Items]
Total reclamation obligations	12,837	11,716	11,384
Other
DisclosureOfReclamationObligationsLineItems [Line Items]
Total reclamation obligations	$ 22	$ 22	$ 22